Deferred Tax Assets and Liabilities - Summary of Change in Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Taxes [line items]
Beginning balance	$ (10,607)	$ (11,105)
Recognized in profit or loss	348	32
Recognized in other comprehensive income	(167)	361	$ 107
Acquisitions through business combinations		(6)
Reclassified as held for sale		(1)
Other movements and effect of changes in foreign exchange rates	190	112
Ending balance	$ (10,235)	(10,607)	(11,105)
As Restated [member]
Disclosure Of Deferred Taxes [line items]
Beginning balance		$ (11,105)	(11,648)
Recognized in profit or loss			19
Recognized in other comprehensive income			109
Acquisitions through business combinations			(18)
Reclassified as held for sale			363
Other movements and effect of changes in foreign exchange rates			70
Ending balance			$ (11,105)